Significant Accounting Policies Significant Accounting Policies - Changes in Company's Level 3 Instruments Measured at Fair Value on Recurring Basis (Details) (USD $)
In Thousands, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Reclassification of warrant liability to equity	$ (3,632)	$ 0
Series A Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	88	113	113	63	54
Issuance of Series C warrant	0	0	0	0	0
Cashless exercise of warrants	(166)	(67)	(67)	0	0
Change in fair value of warrant liability	78	45	42	50	9
Reclassification of warrant liability to equity	0	0
Ending Balance	0	91	88	113	63
Series C Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	3,147	479	479	268	230
Issuance of Series C warrant	0	2,045	2,705	0	0
Cashless exercise of warrants	(489)	0	0	0	0
Change in fair value of warrant liability	974	23	(37)	211	38
Reclassification of warrant liability to equity	(3,632)	0
Ending Balance	$ 0	$ 2,547	$ 3,147	$ 479	$ 268